Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Key management compensation	$ 1,148,206	$ 259,035	$ 116,481
Director Professional fees		121,467	121,970
Short term accommodation expense	69,521	45,482	26,264
Payable to related parties, compensation	1,217,727	425,984	264,715
Payable remuneration	34,611	102,785
Payable to related parties	9,601,708	9,225,650
Lease liability	2,418,706	2,882,152
Executive Chairman, L. M. Mojela
Disclosure of transactions between related parties [line items]
Short term accommodation expense	69,521	45,482	$ 26,264
Payable to related parties, loan	432,201	1,552,487
Mophuthi Trust
Disclosure of transactions between related parties [line items]
Lease liability	2,418,706	2,882,152
Halo
Disclosure of transactions between related parties [line items]
Payable to related parties, loan	$ 6,716,190	$ 4,688,226
Interest rate	1.00%